Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	US$	US$
Salaries, welfare and outsourcing fee payable	1,916	2,460
Accrued advertising and other expenses	1,596	1,522
Provision for interests and penalties of taxes	—	1,163
Accrued professional service fees	613	642
Accrued rental and property management fees	71	148
Accrued staff reimbursements	49	55
Others	96	199
Total	4,341	6,189